JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.4%
Aerospace & Defense — 2.6%
General Dynamics Corp.	432	78,470
Northrop Grumman Corp.	238	76,865
Raytheon Technologies Corp.	1,592	123,019

		278,354

Banks — 13.0%
Bank of America Corp.	11,087	428,944
Citigroup, Inc.	1,524	110,881
Citizens Financial Group, Inc.	3,176	140,226
M&T Bank Corp.	909	137,877
PNC Financial Services Group, Inc. (The)	806	141,377
Truist Financial Corp.	2,559	149,260
US Bancorp	1,951	107,893
Wells Fargo & Co.	4,726	184,641

		1,401,099

Beverages — 0.8%
Constellation Brands, Inc., Class A	140	31,874
Keurig Dr Pepper, Inc.	1,733	59,559

		91,433

Biotechnology — 2.6%
AbbVie, Inc.	1,787	193,388
Amgen, Inc.	119	29,708
Biogen, Inc. *	105	29,262
Regeneron Pharmaceuticals, Inc. *	65	30,754

		283,112

Building Products — 0.5%
Fortune Brands Home & Security, Inc.	205	19,663
Trane Technologies plc	200	33,045

		52,708

Capital Markets — 4.3%
Brookfield Asset Management, Inc., Class A (Canada) (a)	669	29,757
Charles Schwab Corp. (The)	1,769	115,277
Invesco Ltd.	1,308	32,989
Morgan Stanley	1,593	123,746
Northern Trust Corp.	814	85,607
T. Rowe Price Group, Inc.	447	76,712

		464,088

Communications Equipment — 1.3%
Cisco Systems, Inc.	1,167	60,340
CommScope Holding Co., Inc. *	4,963	76,234

		136,574

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	368	123,608

Consumer Finance — 2.8%
American Express Co.	758	107,240
Capital One Financial Corp.	1,554	197,689

		304,929

Containers & Packaging — 2.7%
Ball Corp.	476	40,342
Graphic Packaging Holding Co.	4,600	83,542
Packaging Corp. of America	632	85,046
WestRock Co. (a)	1,605	83,523

		292,453

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B *	1,041	265,893

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	3,165	184,026

Electric Utilities — 4.0%
American Electric Power Co., Inc.	1,355	114,753
Edison International	833	48,797
Entergy Corp.	482	47,954
NextEra Energy, Inc.	1,266	95,735
Xcel Energy, Inc.	1,948	129,545

		436,784

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc. *	505	55,966
SYNNEX Corp.	307	35,236

		91,202

Equity Real Estate Investment Trusts (REITs) — 7.1%
American Homes 4 Rent, Class A	2,307	76,931
AvalonBay Communities, Inc.	115	21,163
Brixmor Property Group, Inc.	3,777	76,411
EastGroup Properties, Inc.	399	57,168
Federal Realty Investment Trust	593	60,140
Kimco Realty Corp.	4,301	80,648
Lamar Advertising Co., Class A	192	18,051
Mid-America Apartment Communities, Inc.	659	95,140
Public Storage	465	114,769
Rayonier, Inc.	2,547	82,144
Welltower, Inc.	376	26,926
Weyerhaeuser Co.	1,855	66,052

		775,543

Food & Staples Retailing — 0.6%
Sysco Corp.	826	65,000

Food Products — 1.6%
Kraft Heinz Co. (The) (a)	1,676	67,020
Post Holdings, Inc. *	973	102,914

		169,934

Health Care Equipment & Supplies — 0.9%
Medtronic plc (a)	858	101,340

Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	639	75,400
Cigna Corp.	181	43,852
CVS Health Corp.	1,065	80,120
HCA Healthcare, Inc.	277	52,102
UnitedHealth Group, Inc.	289	107,690

		359,164

Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp. *	1,149	69,838

Household Durables — 1.6%
Mohawk Industries, Inc. *	463	89,078
Newell Brands, Inc.	2,984	79,923

		169,001

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Products — 2.0%
Energizer Holdings, Inc.	1,704	80,861
Procter & Gamble Co. (The)	968	131,128

		211,989

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	417	68,583
Honeywell International, Inc.	487	105,630

		174,213

Insurance — 8.2%
Alleghany Corp. *	100	62,439
American International Group, Inc.	917	42,384
Chubb Ltd.	595	93,999
CNA Financial Corp.	680	30,362
Fairfax Financial Holdings Ltd. (Canada)	170	73,888
Hartford Financial Services Group, Inc. (The)	1,553	103,723
Loews Corp.	3,465	177,690
Marsh & McLennan Cos., Inc.	497	60,564
Progressive Corp. (The)	518	49,516
Travelers Cos., Inc. (The)	1,213	182,445

		877,010

Interactive Media & Services — 0.9%
Alphabet, Inc., Class C *	46	94,123

Internet & Direct Marketing Retail — 0.5%
Booking Holdings, Inc. *	26	59,644

IT Services — 0.4%
International Business Machines Corp.	354	47,134

Machinery — 3.6%
Dover Corp.	1,052	144,318
Illinois Tool Works, Inc.	98	21,792
ITT, Inc.	883	80,228
Middleby Corp. (The) *	326	54,018
Otis Worldwide Corp.	379	25,969
Stanley Black & Decker, Inc.	344	68,706

		395,031

Media — 3.0%
Charter Communications, Inc., Class A * (a)	160	98,839
Discovery, Inc., Class C *	210	7,740
DISH Network Corp., Class A *	2,168	78,493
Liberty Media Corp.-Liberty SiriusXM, Class C *	1,525	67,259
Nexstar Media Group, Inc., Class A	499	70,137

		322,468

Multiline Retail — 0.8%
Dollar General Corp.	234	47,433
Kohl’s Corp.	718	42,801

		90,234

Oil, Gas & Consumable Fuels — 6.3%
Cabot Oil & Gas Corp.	1,893	35,556
Chevron Corp.	990	103,711
ConocoPhillips	2,796	148,081
Diamondback Energy, Inc.	477	35,069
Equitrans Midstream Corp.	2,845	23,212
Kinder Morgan, Inc.	5,852	97,429
Marathon Petroleum Corp.	1,617	86,510
Phillips 66	993	80,943
Williams Cos., Inc. (The)	3,098	73,394

		683,905

Personal Products — 0.4%
Coty, Inc., Class A * (a)	5,267	47,459

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	2,663	168,115
Johnson & Johnson	1,088	178,733
Merck & Co., Inc.	799	61,606
Pfizer, Inc.	1,816	65,794
Viatris, Inc. *	2,671	37,319

		511,567

Professional Services — 0.2%
Leidos Holdings, Inc.	173	16,645

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	1,402	110,912

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	689	106,788
Texas Instruments, Inc.	662	125,143

		231,931

Software — 0.5%
Microsoft Corp.	218	51,403

Specialty Retail — 4.4%
AutoZone, Inc. * (a)	122	170,839
Best Buy Co., Inc.	814	93,499
Gap, Inc. (The) *	1,849	55,048
Home Depot, Inc. (The)	231	70,549
Murphy USA, Inc.	604	87,375

		477,310

Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	601	63,488
Ralph Lauren Corp. *	553	68,046

		131,534

Tobacco — 0.6%
Philip Morris International, Inc.	749	66,422

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	650	81,388

TOTAL COMMON STOCKS (Cost $6,877,040)		10,798,405

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $186,698)	186,605	186,698

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund
Agency SL Class Shares, 0.13% (b) (c)	29,074	29,077
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c)	4,693	4,693

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $33,770)		33,770

TOTAL SHORT-TERM INVESTMENTS (Cost $220,468)		220,468

Total Investments — 101.4% (Cost $7,097,508)		11,018,873
Liabilities in Excess of Other Assets — (1.4)%		(149,244)

Net Assets — 100.0%		10,869,629

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $31,813.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,018,873	$—	$—	$11,018,873

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(a)(b)	$193,827	$2,983,469	$2,990,499	$(103)	$4		$186,698	186,605	$274	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(a)(b)	139,126	528,985	639,000	(34)	—	(c)	29,077	29,074	193	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(b)	15,136	239,748	250,191	—	—		4,693	4,693	7	—

Total	$348,089	$3,752,202	$3,879,690	$(137)	$4		$220,468		$474	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.